Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
8. Leases
The Company leases its facilities under
non-cancelable
lease agreements which expire between 2021 and 2035. Certain of these arrangements have free rent, escalating rent payment provisions, lease renewal options, and tenant allowances. Under such arrangements, the Company recognizes a ROU asset and lease liability on the consolidated balance sheets. Rent expense is recognized on a straight-line basis over the non-cancelable
lease term. The Company also leased equipment for merchants under finance lease agreements and such assets were recorded within property and equipment, net on the consolidated balance sheets. Most of the Company’s leases are operating leases, and activities related to finance leases were not material for the periods presented.
Rent expense, net of sublease income, was $10 million, $29 million, and $46 million during the years ended December 31, 2018, 2019, and 2020, respectively.
In June 2019, the Company subleased its previous headquarters office space to another company (the “Sublessee”). The sublease required Sublessee to pay 100% of any rent and other related expenses due and payable under the existing lease with the landlord (the “Head Lease”), however the Company was not relieved from its legal obligation to the landlord under the Head Lease. Accordingly, as of December 31, 2019, an operating lease liability and an operating lease ROU asset was reflected on the Company’s consolidated balance sheets related to the Head Lease. Prior to April 2020, all payments due and payable by Sublessee were made timely.

In early April 2020, as a result of a disruption to Sublessee’s business due to the
COVID-19
pandemic, Sublessee informed the Company that it would not be making any future monthly rent payments. Accordingly, the Company ceased recognizing sublease income beginning in April 2020, and further determined that an impairment existed and recognized an impairment charge of $11 million during the year ended December 31, 2020, reducing the carrying value of the ROU asset to its estimated fair value. Fair value of the ROU asset was estimated using an income-approach based on forecasted future cash flows expected to be derived from the property based on current sublease market rent. As of December 31, 2020, the Company was continuing its efforts to obtain a subtenant for this space.
The components of lease costs related to the Company’s operating leases included in the consolidated statements of operations for the periods presented were as follows (in millions):

	Year Ended December 31,
	2019	2020
Operating lease cost	$22	$40
Short-term lease cost	10	11
Sublease income	(3)	(5)

Total lease cost	$29	$46

Lease terms and discount rates for operating leases were as follows:

	December 31, 2019	December 31, 2020
Weighted-average remaining lease term (in years)	10.2	10.7
Weighted-average discount rate	7.12%	8.06%
Supplemental cash flow and
non-cash
information was as follows (in millions):

	Year Ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$12	$32
Financing cash flows for finance leases	$1	$—
ROU assets obtained in exchange for new lease liabilities
Operating leases	$137	$69
As of December 31, 2019 and 2020, the Company had entered into long term non-cancelable
real estate lease contracts of $246 million and $120 million, respectively, for which leases have not yet commenced. Such leases are not included in the operating lease ROU assets and operating lease liabilities on the consolidated balance sheets.

As of December 31, 2020, the future minimum lease payments required under operating leases were as follows (in millions):

Year Ending December 31,	Amount
2021	$36
2022	46
2023	46
2024	44
2025	42
Thereafter	319

Total future minimum lease payments	533
Less: Lease not commenced	(120)
Less: Imputed interest	(145)
Less: Tenant improvement receivable	(15)

Present value of future minimum lease payments	$253

Future minimum sublease income as of December 31, 2020 is not material.